Related Parties (Tables)	9 Months Ended
Sep. 30, 2025
Related Parties
Schedule of key management personnel and directors’ compensation

The following summarizes key management personnel and directors’ compensation for the three and nine months ended September 30, 2025 and 2024:

	For the three months		For the nine months
	ended September 30,		ended September 30,
	2025	2024	2025	2024

Compensation and benefits	$312	$296	$939	$907
Cash paid for settlement of share-based awards	-	-	1,160	-
Share-based compensation	68	35	103	117
	$380	$331	$2,202	$1,024